CONCENTRATIONS AND RISKS (Details - Concentration of revenue) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total revenue	$ 190,724	$ 206,717	$ 194,239
Customer A [Member]
Total revenue	$ 19,326	40,824
Customer B [Member]
Total revenue		$ 38,821